Notes Payable, Bank and Other Long-Term Debt - Additional Information (Detail) - USD ($)							9 Months Ended		12 Months Ended
	Apr. 25, 2017	Feb. 16, 2017	Jan. 17, 2017	Oct. 17, 2016	Aug. 19, 2016	Apr. 22, 2016	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014	Oct. 21, 2013
Debt Instrument [Line Items]
Redemption price, percentage			104.25%
Senior secured notes									$ 176,040,000	$ 193,870,000
ABL Facility							$ 227,000,000		80,000,000	18,224,000
Loss on early extinguishment of debt							(11,920,000)
Prepayment premium							7,650,000
Amortization of senior note discount							50,000	$ 150,000	249,000	217,000	$ 235,000
Term Loan [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 75,000,000
Debt issuance costs	2,000,000						$ 1,883,000		0
Debt instrument maturity date							Apr. 25, 2022
Debt annual payments	$ 800,000
Term Loan [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument applicable interest rate margins	2.50%
Debt instrument frequency of payment							Quarterly
Term Loan [Member] | Eurodollar Rate [Member]
Debt Instrument [Line Items]
Debt instrument applicable interest rate margins	3.50%
Debt instrument frequency of payment							Monthly or quarterly
Debt instrument , floor interest rate	1.00%
Term Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Additional increase in borrowing capacity							$ 125,000,000
April 2017 Asset Based Lending Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 350,000,000
Debt issuance costs	$ 4,700,000
Debt instrument maturity date	Apr. 25, 2022
Additional increase in borrowing capacity	$ 100,000,000
April 2017 Asset Based Lending Facility [Member] | Swing Lines Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	30,000,000
April 2017 Asset Based Lending Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 35,000,000
April 2017 Asset Based Lending Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument applicable interest rate margins	0.75%
April 2017 Asset Based Lending Facility [Member] | Eurodollar Rate [Member]
Debt Instrument [Line Items]
Debt instrument applicable interest rate margins	1.75%
Required annual payment percentage	0.00%
April 2017 Asset Based Lending Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio							100.00%
October 2013 Asset Based Lending Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity					$ 300,000,000	$ 200,000,000						$ 150,000,000
Debt issuance costs												3,500,000
Additional increase in borrowing capacity						50,000,000
Debt instrument maturity date							Oct. 21, 2018
Loss on early extinguishment of debt	$ 700,000
Additional increase in borrowing capacity					100,000,000
October 2013 Asset Based Lending Facility [Member] | Swing Lines Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity												15,000,000
October 2013 Asset Based Lending Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity												25,000,000
October 2013 Asset Based Lending Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument applicable interest rate margins							0.75%
October 2013 Asset Based Lending Facility [Member] | Eurodollar Rate [Member]
Debt Instrument [Line Items]
Debt instrument applicable interest rate margins							1.75%
Bonds [Member]
Debt Instrument [Line Items]
Purchase of outstanding bonds				$ 20,000,000
Premium paid				400,000
Accrued interest paid				$ 784,000
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt principal amount												$ 200,000,000
Debt interest rate												8.50%
Debt discount							$ 0		455,000	704,000		$ 1,200,000
Unamortized debt issuance costs									3,505,000	5,426,000		9,000,000
Principal outstanding debt									180,000,000
Debt issuance costs							$ 0		$ 3,505,000	$ 5,426,000
Debt instrument maturity date							Nov. 01, 2019
Debt instrument frequency of payment							Semi-annually
Senior Secured Notes [Member] | Scenario, Previously Reported [Member]
Debt Instrument [Line Items]
Debt discount												1,166,000
Unamortized debt issuance costs												8,980,000
Senior Secured Notes [Member] | Year 2017 [Member]
Debt Instrument [Line Items]
Redemption price, percentage							102.125%		102.125%
Unamortized debt issuance costs		$ 3,100,000
Loss on early extinguishment of debt		11,200,000
Prepayment premium		7,700,000
Amortization of senior note discount		$ 400,000
Change of Control Event [Member]
Debt Instrument [Line Items]
Redemption price, percentage									101.00%
Change of Control Event [Member] | Minimum [Member]
Debt Instrument [Line Items]
Senior secured notes									$ 2,000,000
Asset Based Lending Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity					300,000,000	200,000,000						150,000,000
Debt issuance costs						721,000						3,526,000
Additional increase in borrowing capacity					$ 100,000,000	$ 50,000,000
Debt instrument maturity date									Oct. 21, 2018
Interest at average rate									2.24%
Letters of credit									$ 6,151,000
Available borrowing capacity									$ 213,849,000
Asset Based Lending Facility [Member] | Swing Lines Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity												15,000,000
Asset Based Lending Facility [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 25,000,000
Asset Based Lending Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument applicable interest rate margins									0.75%
Asset Based Lending Facility [Member] | Eurodollar Rate [Member]
Debt Instrument [Line Items]
Debt instrument applicable interest rate margins									1.75%